Cash and Cash Equivalents and Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Marketable securities
Trading securities	$ 1,067
Available-for-sale securities	762
Held-to-maturity securities	120
Total	1,949	$ 874
Current	1,885	784
Non-current	64	90
Brazil [member]
Marketable securities
Trading securities	1,067	784
Available-for-sale securities	153
Held-to-maturity securities	120	90
Total	1,340	874
Current	1,276	784
Non-current	64	$ 90
Foreign countries [member]
Marketable securities
Available-for-sale securities	609
Total	609
Current	$ 609